Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Increase to the environmental reserve	$ 5.9
Recognized an undiscounted liability	$ 6.2	$ 5.4